                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2000

Check here if Amendment  [  ]                   Amendment No.:    _______
         This Amendment (Check only one):      [  ]  is a restatement.
                                               [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             Amelia Peabody Foundation
Address:          One Hollis Street
                  Wellesley, MA 02482

Form 13F File Number:       028-05989

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:    Margaret St. Clair
Title:   Trustee
Phone: 781-237-6468

Signature, place and date of signing:

/s/ Margaret St. Clair     Wellesley, Massachusetts   February 7, 2001
Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          5

Form 13F Information Table Entry Total:     76

Form 13F Information Table Value Total:     $106,831 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File No. Name

1.       28-05999          Bayard D. Waring
2.       28-05991          Margaret N. St. Clair
3.       28-05993          Philip B. Waring
4.       28-05995          Deborah Carlson
5.       28-05997          Thomas B. St. Clair

                           FORM 13F INFORMATION TABLE


COLUMN 1                      COLUMN 2      COLUMN 3    COLUMN 4           COLUMN 5

Name of Issuer             Title of Class    CUSIP       Value        Shrs or    Sh/ Put/
                                                       (X $1000)      Prn Amt    Prn Call
Agilent Tech                   Common      00846U101         467        9,535        SH
Amerigas Partners Common       Common      030975106         665       35,000        SH
Units
Apache                         Common      037411105       1,478       25,000        SH
Apple Computer                 Common      037833100       1,803       70,000        SH
Applied Material Inc           Common      038222105       2,373       40,000        SH
AT & T                         Common      001957109         263        8,954        SH
Avalonbay Comms 8.96%       Preferred      053484606         243       10,000        SH
Series G Prfd Stock
AXA ADR                        Common      054536107         323        5,000        SH
AXA Financial                  Common      002451102       1,019       20,000        SH
Bank One Corp                  Common      06423A103       2,124       55,000        SH
Buckeye Partners L P           Common      118230101       2,875      100,000        SH
Unit LTD Partnership Ints
Calpine                        Common      131347106       2,609       25,000        SH
Cendant Corp Income          Preferred     151313301         409       25,000        SH
Prides 7.5% Conv PFD
Chase Capital IV             Preferred     16147N208         275       12,000        SH
Preferred
Chase Manhattan                Common      16161A108       2,309       50,000        SH
Chase PFD Cap Corp Ser A     Preferred     161637202         613       25,000        SH
8.10% PFD
Cisco Systems Inc              Common      17275R102       2,486       45,000        SH
Citigroup                      Common      172967101       3,604       66,666        SH
Conagra Cap L C 9.35%        Preferred     20588V406         450       18,000        SH
Ser C Prd
Conseco Inc 7% Conv PFD      Preferred     208464602         100       10,000        SH
Corning                        Common      219350105       4,455       15,000        SH
Cypress                        Common      232806109         623       15,000        SH
Dell Computer                  Common      247025109         616       20,000        SH
Duff & Phelps Util &           Common      26432K108         420       35,000        SH
Corp BD TR
Dynegy                         Common      26816Q101         285        5,000        SH
E M C Corp                     Common      268648102       2,478       25,000        SH
EL Pas Energy                  Common      28368B102       3,478      130,000        SH
Elan PLC                       Common      284131208       1,369       25,000        SH
Enron Corp                     Common      293561106       3,505       40,000        SH
Enron Toprs 8.125% Pfd       Preferred     29357P201         603       25,000        SH
Ericsson                       Common      294821400         741       50,000        SH
Exxon Mobil Corp               Common      30231G102       3,119       35,000        SH
FleetBoston                    Common      339030108       1,170       30,000        SH
Florida Progress               Common      341109106       1,323       25,000        SH
Gables Residential Trust     Preferred     362418204         205       10,000        SH
PFD A
General Electric Co            Common      369604103       3,750       65,000        SH
Hewlett Packard                Common      428236103       2,425       25,000        SH
HL&P Capital Trust I         Preferred     404202202         238       10,000        SH
8.125% Tr Pfd Ser A
Hospitality Prop.              Common      44106M102         935       40,000        SH
HSBC Bank                    Preferred     44328M302         724       30,000        SH
Intel Corp                     Common      458140100       2,494       60,000        SH
Ivax Corp                      Common      465823102       2,070       45,000        SH
JDS UniPhase                   Common      46612J101       4,261       45,000        SH
Johnson & Johnson              Common      478160104       1,879       20,000        SH
Kansas City Power              Common      485134100         801       30,000        SH
Kinder Morgan Energy           Common      494550106       3,790       80,000        SH
Partners KL Unit LTD
Partnership INT
Knightsbridge Tankers LTD      Common      G5299G106         547       25,000        SH
Lakehead Pipe Line             Common      511557100         830       20,000        SH
Partners L P Pref Unit
Lam Research                   Common      512807108         523       25,000        SH
Liberty Property Trust         Common      531172104       1,100       40,000        SH
SBI
MicroSoft                      Common      594918104         905       15,000        SH
Morgan Stanley                 Common      617446448       1,372       15,000        SH
Motorola                       Common      620076109         706       25,000        SH
Nokia Corp.                    Common      654902204       3,265       82,000        SH
Nortel Ntwks                   Common      656568102       2,085       35,000        SH
Nvidia                         Common      67066G104       1,228       15,000        SH
Oracle                         Common      68389X105       2,363       30,000        SH
Plum Creek Timber Co Inc.      Common      729251108         669       30,000        SH
PP&L Cap Tr Tr               Preferred     693497208         371       15,000        SH
Originated Pfd Secs 8.20%
Public Storage Inc           Preferred     74460D828         236       10,000        SH
Depositary PSA Sh Repstg
1/1000 PRD Ser J
PWG Capital Trust II         Preferred     69366F208         368       15,000        SH
8.08% PFD
Royal Bank of Scotland       Preferred     780097853         491       20,000        SH
Shop At Home Inc Ser A       Preferred     825066400           9          692        SH
PFD
Siebel                         Common      826170102       1,113       10,000        SH
SJG Cap TR PFD Secs 8.35%    Preferred     78427Q202         478       20,000        SH
Tellabs                        Common      879664100       1,433       30,000        SH
Texas Instruments              Common      882508104       2,595       55,000        SH
TXU Corp                       Common      873168108       1,387       35,000        SH
Tyco                           Common      902124106       2,594       50,000        SH
Tycom                          Common      G9144B106         576       15,000        SH
UDS Capital I G              Preferred     902655208         578       25,000        SH
Preferred SEC 8.32%
UnumProvident                Preferred     91529Y205         245       10,000        SH
Visteon                        Common      92839U107          50        3,273        SH
Watson                         Common      942683103       1,946       30,000        SH
Wells Fargo                    Common      949746101       2,067       45,000        SH
Worldcom                       Common      98157D106         456       15,000        SH
                                                         106,831



COLUMN 1                          COLUMN 6         COLUMN 7              COLUMN 8

Name of Issuer                   Investment          Other            Voting Authority
                                 Discretion        Managers        Sole    Shared    None
Agilent Tech                    Shared - Other    1, 2, 3, 4, 5     9,535
Amerigas Partners Common        Shared - Other    1, 2, 3, 4, 5    35,000
Units
Apache                          Shared - Other    1, 2, 3, 4, 5    25,000
Apple Computer                  Shared - Other    1, 2, 3, 4, 5    70,000
Applied Material Inc            Shared - Other    1, 2, 3, 4, 5    40,000
AT & T                          Shared - Other    1, 2, 3, 4, 5     8,954
Avalonbay Comms 8.96%           Shared - Other    1, 2, 3, 4, 5    10,000
Series G Prfd Stock
AXA ADR                         Shared - Other    1, 2, 3, 4, 5     5,000
AXA Financial                   Shared - Other    1, 2, 3, 4, 5    20,000
Bank One Corp                   Shared - Other    1, 2, 3, 4, 5    55,000
Buckeye Partners L P            Shared - Other    1, 2, 3, 4, 5   100,000
Unit LTD Partnership Ints
Calpine                         Shared - Other    1, 2, 3, 4, 5    25,000
Cendant Corp Income             Shared - Other    1, 2, 3, 4, 5    25,000
Prides 7.5% Conv PFD
Chase Capital IV                Shared - Other    1, 2, 3, 4, 5    12,000
Preferred
Chase Manhattan                 Shared - Other    1, 2, 3, 4, 5    50,000
Chase PFD Cap Corp Ser A        Shared - Other    1, 2, 3, 4, 5    25,000
8.10% PFD
Cisco Systems Inc               Shared - Other    1, 2, 3, 4, 5    45,000
Citigroup                       Shared - Other    1, 2, 3, 4, 5    66,666
Conagra Cap L C 9.35%           Shared - Other    1, 2, 3, 4, 5    18,000
Ser C Prd
Conseco Inc 7% Conv PFD         Shared - Other    1, 2, 3, 4, 5    10,000
Corning                         Shared - Other    1, 2, 3, 4, 5    15,000
Cypress                         Shared - Other    1, 2, 3, 4, 5    15,000
Dell Computer                   Shared - Other    1, 2, 3, 4, 5    20,000
Duff & Phelps Util &            Shared - Other    1, 2, 3, 4, 5    35,000
Corp BD TR
Dynegy                          Shared - Other    1, 2, 3, 4, 5     5,000
E M C Corp                      Shared - Other    1, 2, 3, 4, 5    25,000
EL Pas Energy                   Shared - Other    1, 2, 3, 4, 5   130,000
Elan PLC                        Shared - Other    1, 2, 3, 4, 5    25,000
Enron Corp                      Shared - Other    1, 2, 3, 4, 5    40,000
Enron Toprs 8.125% Pfd          Shared - Other    1, 2, 3, 4, 5    25,000
Ericsson                        Shared - Other    1, 2, 3, 4, 5    50,000
Exxon Mobil Corp                Shared - Other    1, 2, 3, 4, 5    35,000
FleetBoston                     Shared - Other    1, 2, 3, 4, 5    30,000
Florida Progress                Shared - Other    1, 2, 3, 4, 5    25,000
Gables Residential Trust        Shared - Other    1, 2, 3, 4, 5    10,000
PFD A
General Electric Co             Shared - Other    1, 2, 3, 4, 5    65,000
Hewlett Packard                 Shared - Other    1, 2, 3, 4, 5    25,000
HL&P Capital Trust I            Shared - Other    1, 2, 3, 4, 5    10,000
8.125% Tr Pfd Ser A
Hospitality Prop.               Shared - Other    1, 2, 3, 4, 5    40,000
HSBC Bank                       Shared - Other    1, 2, 3, 4, 5    30,000
Intel Corp                      Shared - Other    1, 2, 3, 4, 5    60,000
Ivax Corp                       Shared - Other    1, 2, 3, 4, 5    45,000
JDS UniPhase                    Shared - Other    1, 2, 3, 4, 5    45,000
Johnson & Johnson               Shared - Other    1, 2, 3, 4, 5    20,000
Kansas City Power               Shared - Other    1, 2, 3, 4, 5    30,000
Kinder Morgan Energy            Shared - Other    1, 2, 3, 4, 5    80,000
Partners KL Unit LTD
Partnership INT
Knightsbridge Tankers LTD       Shared - Other    1, 2, 3, 4, 5    25,000
Lakehead Pipe Line              Shared - Other    1, 2, 3, 4, 5    20,000
Partners L P Pref Unit
Lam Research                    Shared - Other    1, 2, 3, 4, 5    25,000
Liberty Property Trust          Shared - Other    1, 2, 3, 4, 5    40,000
SBI
MicroSoft                       Shared - Other    1, 2, 3, 4, 5    15,000
Morgan Stanley                  Shared - Other    1, 2, 3, 4, 5    15,000
Motorola                        Shared - Other    1, 2, 3, 4, 5    25,000
Nokia Corp.                     Shared - Other    1, 2, 3, 4, 5    82,000
Nortel Ntwks                    Shared - Other    1, 2, 3, 4, 5    35,000
Nvidia                          Shared - Other    1, 2, 3, 4, 5    15,000
Oracle                          Shared - Other    1, 2, 3, 4, 5    30,000
Plum Creek Timber Co Inc.       Shared - Other    1, 2, 3, 4, 5    30,000
PP&L Cap Tr Tr                  Shared - Other    1, 2, 3, 4, 5    15,000
Originated Pfd Secs 8.20%
Public Storage Inc              Shared - Other    1, 2, 3, 4, 5    10,000
Depositary PSA Sh Repstg
1/1000 PRD Ser J
PWG Capital Trust II            Shared - Other    1, 2, 3, 4, 5    15,000
8.08% PFD
Royal Bank of Scotland          Shared - Other    1, 2, 3, 4, 5    20,000
Shop At Home Inc Ser A          Shared - Other    1, 2, 3, 4, 5       692
PFD
Siebel                          Shared - Other    1, 2, 3, 4, 5    10,000
SJG Cap TR PFD Secs 8.35%       Shared - Other    1, 2, 3, 4, 5    20,000
Tellabs                         Shared - Other    1, 2, 3, 4, 5    30,000
Texas Instruments               Shared - Other    1, 2, 3, 4, 5    55,000
TXU Corp                        Shared - Other    1, 2, 3, 4, 5    35,000
Tyco                            Shared - Other    1, 2, 3, 4, 5    50,000
Tycom                           Shared - Other    1, 2, 3, 4, 5    15,000
UDS Capital I G                 Shared - Other    1, 2, 3, 4, 5    25,000
Preferred SEC 8.32%
UnumProvident                   Shared - Other    1, 2, 3, 4, 5    10,000
Visteon                         Shared - Other    1, 2, 3, 4, 5     3,273
Watson                          Shared - Other    1, 2, 3, 4, 5    30,000
Wells Fargo                     Shared - Other    1, 2, 3, 4, 5    45,000
Worldcom                        Shared - Other    1, 2, 3, 4, 5    15,000
